UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

AMENDMENT NO. 1

TO

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

DATED AUGUST 21, 2008

Pursuant to Section 30(b) of the Investment Company Act of 1940, as amended

Investment Company Act file number:	811-4244

SOUND SHORE FUND, INC.

(Exact name of registrant as specified in charter)

3435 Stelzer Road Columbus, OH 43219 (800) 754-8758
(Address of Principal Executive Offices)

T. Gibbs Kane, Jr., President

8 Sound Shore Drive

Greenwich, CT 06830

(203) 629-1980

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 754-8758

Date of fiscal year end: December 31st

Date of reporting period: January 1, 2008 – June 30, 2008

EXPLANATORY NOTE

The Registrant is filing this amendment to its Form N-CSR for the period ended June 30, 2008, originally filed with the Securities and Exchange Commission on September 4, 2008, (Accession Number 0001193125-08-190311) to amended Item 1, “Reports to Stockholders”. The purpose of the amendment is to solely include the back cover page of the Semi-Annual Report to Stockholders because this page was inadvertently excluded in the Form N-CSR filing. Other than the aforementioned addition to, this Form N-CSR/A does not reflect events occurring after the filing of the original Form N-CSR, or modify or update the disclosures therein.

ITEM 1.	REPORTS TO STOCKHOLDERS

SOUND SHORE FUND

AMENDMENT DATED OCTOBER 2, 2008 TO THE SEMI-ANNUAL REPORT DATED

JUNE 30, 2008

This supplement adds the back cover page to the filing made by the Registrant of its Semi-Annual Report to Stockholders for the period ended June 30, 2008 in order to conform the Form N-CSR to the Semi-Annual Report in the form sent to stockholders.

Investment Adviser

Sound Shore Management, Inc.

Greenwich, Connecticut

Administrator

Citi Fund Services, LLC

Columbus, Ohio

Distributor

Foreside Fund Services, LLC

Portland, Maine

Transfer and

Distribution Paying Agent

Citi Fund Services, LLC

Columbus, Ohio

Custodian

Citibank, N.A.

New York, New York

Counsel

Dechert LLP

New York, New York

Independent Registered

Public Accounting Firm

Deloitte & Touche LLP

Boston, Massachusetts

ITEM 12.	EXHIBITS

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SOUND SHORE FUND, INC.

Date: October 2, 2008	By:	/s/ T. Gibbs Kane, Jr.
T. Gibbs Kane, Jr.
	Its:	President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: October 2, 2008	By:	/s/ T. Gibbs Kane, Jr.
T. Gibbs Kane, Jr.
	Its:	President

Date: October 2, 2008	By:	/s/ Simon D. Collier
Simon D. Collier
	Its:	Treasurer